BORROWINGS - Schedule of borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
BORROWINGS
Borrowings	$ 202,872	$ 256,757
Variable rate
BORROWINGS
Borrowings	30,686	116,792
Fixed rate
BORROWINGS
Borrowings	172,186	139,965
Secured
BORROWINGS
Borrowings	199,165	252,896
Unsecured
BORROWINGS
Borrowings	3,707	3,861
Bank borrowings
BORROWINGS
Borrowings	57,680	145,779
Other borrowings
BORROWINGS
Borrowings	$ 145,192	$ 110,978